CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares, issued	1,685,132	1,685,132	1,685,132
Common stock, shares, outstanding	1,679,500	1,679,500	1,679,500
Treasury stock, shares	5,632	5,632	5,632